Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year		₨ 316,002		₨ 307,970
Translation adjustment		7,688		4,206
Acquisition through Business combinations* (Refer to Note 7)	[1]	1,324		4,314
Disposals		0		(488)
Balance at the end of the year		₨ 325,014	$ 3,804	₨ 316,002

[1]	Acquisition through business combinations for the year ended March 31, 2024 is after considering the impact of ₹ (503) towards measurement period changes in the purchase price allocation of acquisitions made during the year ended March 31, 2023.